Significant Accounting Policies (Tables) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Schedule of significant customer's revenues and account receivable percentage

Customers to which 10% or more of the Company’s total revenues are attributable for the three months ended June 30, 2022 and 2021 consist of the following:

	CUSTOMER
	A	B	C	D
Three months ended June 30,2022,
2022	27%	16%	7%	0%
2021	15%	15%	13%	11%

Customers to which 10% or more of the Company’s total revenues are attributable for the six months ended June 30, 2022 and 2021 consist of the following:

	CUSTOMER
	A	B	C	D
Six months ended June 30, 2022,
2022	19%	15%	15%	12%
2021	16%	21%	9%	0%

Customers to which 10% or more of the Company’s outstanding of the customers above, consist of the following accounts receivable are attributable as of either June 30, 2022 or December 31, 2021, which may or may not correspond with any:

	CUSTOMER
	A	B	C	D	E	F
June 30, 2022	20%	16%	16%	16%	0%	0%
December 31, 2021	7%	2%	1%	39%	13%	10%

Schedule of cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the condensed consolidated statements of cash flows (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Cash and cash equivalents	$3,749	$19,623
Restricted cash, less current portion	1,560	1,560
Total cash, cash equivalents and restricted cash	$5,309	$21,183

Schedule of deferred revenue

	JUNE 30,	DECEMBER 31,
	2022	2021
Product revenues	$23	$87
Financing costs	440	477
License revenues	824	961
Total deferred revenues	1,287	1,525
Less current portion	(295)	(360)
Long term portion	$992	$1,165

Schedule of anti-dilutive securities excluded from computation of earnings per share

	JUNE 30,	JUNE 30,
	2022	2021
Stock options outstanding	13,201	13,551
Warrants to purchase common stock	152	6,814
Restricted stock units outstanding	5,510	4,918
Common shares to be issued in lieu of agent fees	498	498
Employee stock purchase plan	—	22
Maximum contingent consideration shares to be issued	5,415	5,415
	24,776	31,218